Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net income	$ 974	$ 335	$ 376
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	1,226	1,111	1,220
Equity-based compensation expense	144	140	138
Non-cash change in current and non-current provisions and other non-current liabilities	21	187	57
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	27	10	13
Interest expense	189	134	120
Other financial income & expense	18	75	42
Taxes	(142)	128	42
Interest received	33	14	3
Interest paid	(176)	(111)	(108)
Other financial payments	(7)	(7)	(7)
Taxes paid	(255)	(178)	(175)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	2,052	1,838	1,721
Net payments out of provisions and other cash movements in non-current liabilities	(260)	(99)	(62)
Change in net current assets and other operating cash flow items	(404)	(522)	(314)
Net cash flows from operating activities	1,388	1,217	1,345
Purchase of property, plant & equipment	(658)	(636)	(700)
Purchase of intangible assets	(193)	(109)	(480)
Purchase of investment in associated company	(10)	0	0
Payments for financial assets	(233)	(50)	(19)
Proceeds from financial assets	2	2	1
Proceeds from sale of short-term investments	0	79	0
Acquisitions of assets, net of cash acquired	(2)	(485)	0
Acquisition of business, net of cash acquired	0	(666)	0
Net cash flows used in investing activities	(1,094)	(1,865)	(1,198)
Dividends paid to shareholders of Alcon Inc.	(116)	(100)	(54)
Repayment of current portion of non-current financial debts	(34)	0	0
Proceeds from current financial debts	40	0	0
Proceeds from non-current financial debts, net of issuance costs	29	1,815	52
Proceeds from 2022 Bridge Loan Facility, net of issuance costs	0	771	0
Repayment of non-current financial debts	0	(1,176)	0
Repayment of 2022 Bridge Loan Facility	0	(775)	0
Repayment of financial debts assumed in acquisition of business	0	(316)	0
Other changes in current financial debts	37	(42)	(43)
Lease payments	(79)	(69)	(72)
Payment of withholding taxes related to equity-based compensation	(49)	(50)	(22)
Other financing cash flows	(39)	(66)	16
Net cash flows used in financing activities	(211)	(8)	(123)
Effect of exchange rate changes on cash and cash equivalents	31	61	(6)
Net change in cash and cash equivalents	114	(595)	18
Cash and cash equivalents at January 1	980	1,575	1,557
Cash and cash equivalents at December 31	$ 1,094	$ 980	$ 1,575